Stock-Based Compensation Plans - Summary of Stock Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2017 USD ($) yr $ / shares shares	Sep. 30, 2016 USD ($) yr $ / shares shares	Sep. 30, 2015 USD ($) yr $ / shares shares	Jan. 30, 2015 USD ($) yr $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options outstanding | shares	151,591	110,811	75,315	91,315
Options granted | shares	40,780	38,794
Options forfeited | shares		(3,298)
Options exercised | shares			(16,000)
Options outstanding weighted average exercise price | $ / shares	$ 22.18	$ 22.52	$ 21.95	$ 20.31
Options outstanding weighted average exercise price - Granted | $ / shares	$ 21.25	23.78
Options outstanding weighted average exercise price - forfeited | $ / shares		$ 24.24
Options outstanding weighted average exercise price - Exercised | $ / shares			$ 12.62
Options outstanding weighted average remaining term | yr	6.3	6.2	5.8	5.6
Options outstanding weighted average grant date fair value | $	$ 1,271	$ 999	$ 666	$ 761
Options granted weighted average grant date fair value | $ / shares	$ 272	$ 362
Options forfeited weighted average grant date fair value | $		$ (29)
Options exercised weighted average grant date fair value | $			$ (95)
Options exercisable at September 30, 2017 | shares	95,901
Options exerciseable weighted average exercise price | $ / shares	$ 21.83
Options exerciseable weighted average remaining term | yr	5.0
Options exerciseable weighted average grant date fair value | $	$ 758
Options vested during twelve months ended September 30, 2017 | shares	27,852
Options vested weighted average grant date fair value | $	$ 210